Information of Offsetting of Financial Assets and Financial Liabilities (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets, Gross amounts recognized	¥ 9,880	[1]	¥ 13,019	[1]
Derivative assets, Gross amounts offset on the balance sheet		[1]		[1]
Derivative assets, Net amounts presented on the balance sheet	9,880	[1],[2]	13,019	[1],[2]
Derivative assets, Amounts not offset on the balance sheet, Financial instruments	8,702	[1],[3],[4]	11,289	[1],[3],[4]
Derivative assets, Amounts not offset on the balance sheet, Cash collateral	406	[1],[3]	446	[1],[3]
Derivative assets, Net amounts	772	[1]	1,284	[1]
Receivables under resale agreements, Gross amounts recognized	8,236	[1]	8,869	[1]
Receivables under resale agreements, Gross amounts offset on the balance sheet		[1]		[1]
Receivables under resale agreements, Net amounts presented on the balance sheet	8,236	[1],[2]	8,869	[1],[2]
Receivables under resale agreements, Amounts not offset on the balance sheet, Financial instruments	8,200	[1],[3],[4]	8,812	[1],[3],[4]
Receivables under resale agreements, Amounts not offset on the balance sheet, Cash collateral		[1],[3]		[1],[3]
Receivables under resale agreements, Net amounts	36	[1]	57	[1]
Receivables under securities borrowing transactions, Gross amounts recognized	4,990	[1]	5,544	[1]
Receivables under securities borrowing transactions, Gross amounts offset on the balance sheet		[1]		[1]
Receivables under securities borrowing transactions, Net amounts presented on the balance sheet	4,990	[1],[2]	5,544	[1],[2]
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Financial instruments	4,978	[1],[3],[4]	5,534	[1],[3],[4]
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Cash collateral		[1],[3]		[1],[3]
Receivables under securities borrowing transactions, Net amounts	12	[1]	10	[1]
Financial assets, Gross amounts recognized, Total	23,106	[1]	27,432	[1]
Financial assets, Gross amounts offset on the balance sheet, Total		[1]		[1]
Financial assets, Net amounts presented on the balance sheet, Total	23,106	[1],[2]	27,432	[1],[2]
Financial assets, Amounts not offset on the balance sheet, Financial instruments, Total	21,880	[1],[3],[4]	25,635	[1],[3],[4]
Financial assets, Amounts not offset on the balance sheet, Cash collateral, Total	406	[1],[3]	446	[1],[3]
Financial assets, Net amounts, Total	820	[1]	1,351	[1]
Derivative liabilities, Gross amounts recognized	9,648	[1]	12,712	[1]
Derivative liabilities, Gross amounts offset on the balance sheet		[1]		[1]
Derivative liabilities, Net amounts presented on the balance sheet	9,648	[1],[2]	12,712	[1],[2]
Derivative liabilities, Amounts not offset on the balance sheet, Financial instruments	8,621	[1],[3],[4]	11,234	[1],[3],[4]
Derivative liabilities, Amounts not offset on the balance sheet, Cash collateral	431	[1],[3]	653	[1],[3]
Derivative liabilities, Net amounts	596	[1]	825	[1]
Payables under repurchase agreements, Gross amounts recognized	16,690	[1]	17,397	[1]
Payables under repurchase agreements, Gross amounts offset on the balance sheet		[1]		[1]
Payables under repurchase agreements, Net amounts presented on the balance sheet	16,690	[1],[2]	17,397	[1],[2]
Payables under repurchase agreements, Amounts not offset on the balance sheet, Financial instruments	16,667	[1],[3],[4]	17,280	[1],[3],[4]
Payables under repurchase agreements, Amounts not offset on the balance sheet, Cash collateral		[1],[3]		[1],[3]
Payables under repurchase agreements, Net amounts	23	[1]	117	[1]
Payables under securities lending transactions, Gross amounts recognized	6,085	[1]	11,326	[1]
Payables under securities lending transactions, Gross amounts offset on the balance sheet		[1]		[1]
Payables under securities lending transactions, Net amounts presented on the balance sheet	6,085	[1],[2]	11,326	[1],[2]
Payables under securities lending transactions, Amounts not offset on the balance sheet, Financial instruments	6,082	[1],[3],[4]	11,320	[1],[3],[4]
Payables under securities lending transactions, Amounts not offset on the balance sheet, Cash collateral		[1],[3]		[1],[3]
Payables under securities lending transactions, Net amounts	3	[1]	6	[1]
Financial liabilities, Gross amounts recognized, Total	32,423	[1]	41,435	[1]
Financial liabilities, Gross amounts offset on the balance sheet, Total		[1]		[1]
Financial liabilities, Net amounts presented on the balance sheet, Total	32,423	[1],[2]	41,435	[1],[2]
Financial liabilities, Amounts not offset on the balance sheet, Financial instruments, Total	31,370	[1],[3],[4]	39,834	[1],[3],[4]
Financial liabilities, Amounts not offset on the balance sheet, Cash collateral, Total	431	[1],[3]	653	[1],[3]
Financial liabilities, Net amounts, Total	¥ 622	[1]	¥ 948	[1]

[1]	Amounts relating to master netting arrangements or similar agreements where the Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter ("OTC") and OTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.
[2]	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
[3]	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
[4]	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.